Other Employee-Related Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 3,038	€ 2,866
Other non-financial liabilities, current	€ 4,818	€ 4,120
% of other non-financial liabilities, current	63.00%	70.00%
Other employee-related liabilities, non-current	€ 209	€ 185
Other non-financial liabilities, non-current	€ 814	€ 501
% of other non-financial liabilities, non-current	26.00%	37.00%
Other employee-related liabilities	€ 3,247	€ 3,051
Other non-financial liabilities	€ 5,632	€ 4,622
% of other non-financial liabilities	58.00%	66.00%